Document and Entity Information	Jan. 01, 2006
Details
Registrant CIK	0000724910
Document Type	8-K/A
Document Period End Date	Jan. 01, 2006
Document Effective Date	Jan. 01, 2006
Entity Registrant Name	NVE Corp
Entity Incorporation, State or Country Code	MN
Securities Act File Number	000-12196
Entity Tax Identification Number	41-1424202
Entity Address, Address Line One	11409 Valley View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
Entity Address, Address Description	Address of principal executive offices
Phone Fax Number Description	Registrant’s telephone number, including area code
City Area Code	952
Local Phone Number	829-9217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NVEC
Security Exchange Name	NASDAQ
Amendment Description	to disclose Amendment No. 11 to our Supplier Partnering Agreement dated January 3, 2006 by and between Pacesetter, Inc., now a subsidiary of Abbott Laboratories (“Abbott”), and us
Amendment Flag	true